UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Destiny Portfolios:

Destiny I - Class N

Semiannual Report

March 31, 2005

(destiny_logo)

Annual Report

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-433-0734 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period * October 1, 2004 to March 31, 2005
Class O
Actual	$ 1,000.00	$ 1,058.10	$ 2.51
Hypothetical A	$ 1,000.00	$ 1,022.49	$ 2.47
Class N
Actual	$ 1,000.00	$ 1,055.00	$ 5.64
Hypothetical A	$ 1,000.00	$ 1,019.45	$ 5.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class N	1.10%

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investment Changes

Top Ten Equity Holdings
as of March 31, 2005		as of September 30, 2004
General Electric Co.		Microsoft Corp.
Microsoft Corp.		General Electric Co.
Walt Disney Co.		Pfizer, Inc.
Intel Corp.		American International Group, Inc.
Time Warner, Inc.		Cisco Systems, Inc.
Honeywell International, Inc.		Dell, Inc.
Schlumberger Ltd. (NY Shares)		Time Warner, Inc.
American Express Co.		Wal-Mart Stores, Inc.
Exxon Mobil Corp.		Exxon Mobil Corp.
Dell, Inc.		Tyco International Ltd.
Top Five Market Sectors
as of March 31, 2005	% of fund's net assets	as of September 30, 2004	% of fund's net assets
Information Technology	22.3	Information Technology	22.2
Industrials	18.8	Health Care	15.4
Financials	12.7	Financials	15.0
Consumer Discretionary	11.4	Industrials	13.6
Health Care	10.6	Consumer Discretionary	11.8
Asset Allocation (% of fund's net assets)
As of March 31, 2005 *		As of September 30, 2004 **
	Stocks 99.2%		Stocks 97.9%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	7.8%	** Foreign investments	8.1%

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.4%
Hotels, Restaurants & Leisure - 0.9%
Hilton Group PLC	1,987,968	$ 11,307,855
McDonald's Corp.	558,200	17,382,348
		28,690,203
Leisure Equipment & Products - 0.6%
Brunswick Corp.	391,900	18,360,515
Media - 6.6%
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	354,674	15,623,390
Citadel Broadcasting Corp. (a)	682,500	9,370,725
Comcast Corp. Class A (special) (a)	469,500	15,681,300
Time Warner, Inc. (a)	4,076,350	71,539,943
Vivendi Universal SA sponsored ADR	218,100	6,673,860
Walt Disney Co.	2,961,890	85,095,100
		203,984,318
Specialty Retail - 1.7%
Gap, Inc.	342,100	7,471,464
Home Depot, Inc.	1,040,300	39,781,072
RadioShack Corp.	142,800	3,498,600
		50,751,136
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B (d)	331,200	27,592,272
Polo Ralph Lauren Corp. Class A	561,400	21,782,320
		49,374,592
TOTAL CONSUMER DISCRETIONARY		351,160,764
CONSUMER STAPLES - 9.2%
Beverages - 1.6%
PepsiCo, Inc.	415,900	22,055,177
The Coca-Cola Co.	609,556	25,400,199
		47,455,376
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	959,700	48,090,567
Walgreen Co.	522,800	23,222,776
		71,313,343
Food Products - 1.1%
General Mills, Inc.	355,300	17,462,995
Kellogg Co.	367,400	15,897,398
		33,360,393
Household Products - 1.3%
Colgate-Palmolive Co.	329,500	17,190,015
Procter & Gamble Co.	425,300	22,540,900
		39,730,915
Personal Products - 2.4%
Alberto-Culver Co.	813,515	38,934,828
Gillette Co.	689,800	34,821,104
		73,755,932

	Shares	Value (Note 1)
Tobacco - 0.5%
Altria Group, Inc.	245,600	$ 16,059,784
TOTAL CONSUMER STAPLES		281,675,743
ENERGY - 7.7%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	335,900	14,944,191
Schlumberger Ltd. (NY Shares)	970,000	68,365,600
		83,309,791
Oil & Gas - 5.0%
ChevronTexaco Corp.	602,200	35,114,282
Exxon Mobil Corp.	1,093,000	65,142,800
Occidental Petroleum Corp.	289,600	20,610,832
Valero Energy Corp.	451,500	33,081,405
		153,949,319
TOTAL ENERGY		237,259,110
FINANCIALS - 12.7%
Capital Markets - 2.4%
Ameritrade Holding Corp. (a)	607,734	6,204,964
Charles Schwab Corp.	813,800	8,553,038
Knight Trading Group, Inc. (a)	266,900	2,572,916
Morgan Stanley	968,700	55,458,075
		72,788,993
Commercial Banks - 3.1%
Bank of America Corp.	802,200	35,377,020
Wachovia Corp.	556,300	28,321,233
Wells Fargo & Co.	517,400	30,940,520
		94,638,773
Consumer Finance - 2.8%
American Express Co.	1,312,600	67,428,262
MBNA Corp.	823,200	20,209,560
		87,637,822
Diversified Financial Services - 1.6%
Citigroup, Inc.	836,366	37,586,288
J.P. Morgan Chase & Co.	387,292	13,400,303
		50,986,591
Insurance - 2.8%
AMBAC Financial Group, Inc.	274,300	20,503,925
American International Group, Inc.	1,029,664	57,053,682
Prudential Financial, Inc.	147,000	8,437,800
		85,995,407
TOTAL FINANCIALS		392,047,586
HEALTH CARE - 10.6%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	219,000	7,557,690
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	400,700	$ 18,764,781
Protein Design Labs, Inc. (a)	635,100	10,155,249
		36,477,720
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	665,700	33,917,415
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	317,500	30,283,150
Pharmaceuticals - 7.3%
Abbott Laboratories	1,008,100	46,997,622
Allergan, Inc.	303,300	21,070,251
Johnson & Johnson	596,700	40,074,372
Merck & Co., Inc.	467,210	15,123,588
Pfizer, Inc.	1,422,605	37,371,833
Roche Holding AG (participation certificate)	314,550	33,704,133
Schering-Plough Corp.	933,000	16,933,950
Wyeth	344,100	14,514,138
		225,789,887
TOTAL HEALTH CARE		326,468,172
INDUSTRIALS - 18.8%
Aerospace & Defense - 6.1%
Armor Holdings, Inc. (a)	480,000	17,803,200
Honeywell International, Inc.	1,892,200	70,408,762
L-3 Communications Holdings, Inc.	174,200	12,371,684
Precision Castparts Corp.	137,000	10,550,370
The Boeing Co.	703,300	41,114,918
United Technologies Corp.	336,560	34,214,690
		186,463,624
Airlines - 0.3%
Southwest Airlines Co.	739,800	10,534,752
Building Products - 1.2%
American Standard Companies, Inc.	794,100	36,909,768
Commercial Services & Supplies - 0.7%
Monster Worldwide, Inc. (a)	723,100	20,282,955
Industrial Conglomerates - 4.7%
General Electric Co.	2,723,500	98,209,408
Tyco International Ltd.	1,384,300	46,789,340
		144,998,748
Machinery - 3.4%
AGCO Corp. (a)	337,500	6,159,375
Caterpillar, Inc.	429,300	39,255,192
Deere & Co.	212,300	14,251,699
Graco, Inc.	615,875	24,856,715

	Shares	Value (Note 1)
Harsco Corp.	137,000	$ 8,166,570
Timken Co.	421,900	11,534,746
		104,224,297
Marine - 0.2%
Alexander & Baldwin, Inc.	157,311	6,481,213
Road & Rail - 1.5%
Norfolk Southern Corp.	1,256,400	46,549,620
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	217,000	6,631,520
W.W. Grainger, Inc.	227,800	14,185,106
		20,816,626
TOTAL INDUSTRIALS		577,261,603
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	3,157,639	56,490,162
Juniper Networks, Inc. (a)	662,100	14,605,926
QUALCOMM, Inc.	555,400	20,355,410
Research In Motion Ltd. (a)	100,600	7,711,779
		99,163,277
Computers & Peripherals - 4.7%
Apple Computer, Inc. (a)	655,600	27,318,852
Dell, Inc. (a)	1,617,800	62,155,876
EMC Corp. (a)	2,237,600	27,567,232
International Business Machines Corp.	318,300	29,086,254
		146,128,214
Electronic Equipment & Instruments - 1.4%
CDW Corp.	187,200	10,610,496
Hon Hai Precision Industries Co. Ltd.	2,971,797	13,205,471
Molex, Inc.	389,578	10,269,276
Vishay Intertechnology, Inc. (a)	667,800	8,300,754
		42,385,997
Internet Software & Services - 1.6%
CNET Networks, Inc. (a)	979,300	9,244,592
Yahoo!, Inc. (a)	1,165,200	39,500,280
		48,744,872
IT Services - 1.8%
DST Systems, Inc. (a)	420,000	19,395,600
NTT Data Corp.	2,425	8,367,918
Obic Co. Ltd.	53,500	10,438,051
Paychex, Inc.	303,300	9,954,306
TIS, Inc.	170,100	6,646,948
		54,802,823
Semiconductors & Semiconductor Equipment - 6.0%
Altera Corp. (a)	858,400	16,979,152
Analog Devices, Inc.	940,600	33,993,284
Intel Corp.	3,320,700	77,139,861
Marvell Technology Group Ltd. (a)	702,600	26,937,684
Texas Instruments, Inc.	410,100	10,453,449
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tokyo Electron Ltd.	158,400	$ 9,026,104
Xilinx, Inc.	357,100	10,438,033
		184,967,567
Software - 3.6%
Microsoft Corp.	3,906,698	94,424,891
Oracle Corp. (a)	1,312,800	16,383,744
		110,808,635
TOTAL INFORMATION TECHNOLOGY		687,001,385
MATERIALS - 1.6%
Chemicals - 1.3%
Monsanto Co.	614,400	39,628,800
Metals & Mining - 0.3%
Newmont Mining Corp.	219,000	9,252,750
TOTAL MATERIALS		48,881,550
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.3%
Philippine Long Distance Telephone Co. sponsored ADR (d)	388,500	9,794,085
SBC Communications, Inc.	841,800	19,942,242
Verizon Communications, Inc.	1,120,200	39,767,100
		69,503,427
Wireless Telecommunication Services - 1.9%
Mobile TeleSystems OJSC sponsored ADR	210,300	7,400,457
MTN Group Ltd.	1,001,200	7,052,284
Nextel Communications, Inc. Class A (a)	876,200	24,901,604
Nextel Partners, Inc. Class A (a)	944,800	20,747,808
		60,102,153
TOTAL TELECOMMUNICATION SERVICES		129,605,580
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	446,900	20,508,241
TOTAL COMMON STOCKS (Cost $2,831,528,503)		3,051,869,734
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e)	262,000	225,320
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		225,320
Money Market Funds - 1.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.73% (b)	23,730,924	$ 23,730,924
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	8,196,400	8,196,400
TOTAL MONEY MARKET FUNDS (Cost $31,927,324)		31,927,324
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,864,896,827)		3,084,022,378
NET OTHER ASSETS - (0.2)%		(6,234,140)
NET ASSETS - 100%		$ 3,077,788,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,320 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $1,302,140,979 of which $571,595,816 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,051,831) (cost $2,864,896,827) - See accompanying schedule		$ 3,084,022,378
Foreign currency held at value (cost $7,306)		7,478
Receivable for investments sold		7,774,221
Receivable for fund shares sold		47,620
Dividends receivable		2,799,431
Interest receivable		63,120
Prepaid expenses		11,359
Other affiliated receivables		29,230
Other receivables		241,054
Total assets		3,094,995,891

Liabilities
Payable for investments purchased	$ 4,640,692
Payable for fund shares redeemed	2,902,334
Accrued management fee	1,160,036
Distribution fees payable	13,760
Other affiliated payables	263,953
Other payables and accrued expenses	30,478
Collateral on securities loaned, at value	8,196,400
Total liabilities		17,207,653

Net Assets		$ 3,077,788,238
Net Assets consist of:
Paid in capital		$ 4,098,370,886
Undistributed net investment income		7,236,483
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,246,939,828)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,120,697
Net Assets		$ 3,077,788,238

Class O: Net Asset Value, offering price and redemption price per share ($3,012,415,139 ÷ 243,314,972 shares)		$ 12.38

Class N: Net Asset Value, offering price and redemption price per share ($65,373,099 ÷ 5,368,998 shares)		$ 12.18

Statement of Operations

	Six months ended March 31, 2005 (Unaudited)

Investment Income
Dividends		$ 20,293,344
Special Dividends		14,058,594
Interest		435,921
Security lending		60,975
Total income		34,848,834

Expenses
Management fee	$ 7,150,599
Transfer agent fees	231,056
Distribution fees	72,924
Accounting and security lending fees	506,124
Independent trustees' compensation	8,744
Appreciation in deferred trustee compensation account	2,641
Custodian fees and expenses	59,924
Registration fees	11,781
Audit	33,347
Legal	6,012
Miscellaneous	17,743
Total expenses before reductions	8,100,895
Expense reductions	(420,381)	7,680,514
Net investment income (loss)		27,168,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	101,972,107
Foreign currency transactions	63,533
Total net realized gain (loss)		102,035,640
Change in net unrealized appreciation (depreciation) on: Investment securities	56,544,276
Assets and liabilities in foreign currencies	(10,648)
Total change in net unrealized appreciation (depreciation)		56,533,628
Net gain (loss)		158,569,268
Net increase (decrease) in net assets resulting from operations		$ 185,737,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,168,320	$ 26,256,669
Net realized gain (loss)	102,035,640	274,748,579
Change in net unrealized appreciation (depreciation)	56,533,628	(44,563,179)
Net increase (decrease) in net assets resulting from operations	185,737,588	256,442,069
Distributions to shareholders from net investment income	(41,350,078)	(25,342,370)
Share transactions - net increase (decrease)	(218,743,443)	(254,318,416)
Total increase (decrease) in net assets	(74,355,933)	(23,218,717)

Net Assets
Beginning of period	3,152,144,171	3,175,362,888
End of period (including undistributed net investment income of $7,236,483 and undistributed net investment income of $21,418,241, respectively)	$ 3,077,788,238	$ 3,152,144,171

Financial Highlights - Class O

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54
Income from Investment Operations
Net investment income (loss) E	.11 F	.10	.09	.10	.12	.20
Net realized and unrealized gain (loss)	.58	.78	1.75	(2.23)	(6.74)	(.77)
Total from investment operations	.69	.88	1.84	(2.13)	(6.62)	(.57)
Distributions from net investment income	(.16)	(.09)	(.09)	(.12)	(.13)	(.44)
Distributions from net realized gain	-	-	-	-	(3.78)	(3.44)
Total distributions	(.16)	(.09)	(.09)	(.12)	(3.91)	(3.88)
Net asset value, end of period	$ 12.38	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Total Return B, C, D	5.81%	7.96%	19.88%	(18.69)%	(34.55)%	(3.23)%
Ratios to Average Net Assets G
Expenses before expense reductions	.49% A	.49%	.49%	.48%	.40%	.27%
Expenses net of voluntary waivers, if any	.49% A	.49%	.49%	.48%	.40%	.27%
Expenses net of all reductions	.46% A	.47%	.46%	.44%	.37%	.25%
Net investment income (loss)	1.69% A, F	.79%	.85%	.80%	.75%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,012,415	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310	$ 6,121,273
Portfolio turnover rate	60% A	52%	71%	93%	119%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Income from Investment Operations
Net investment income (loss) E	.07 F	- H	- H	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	.57	.77	1.73	(2.20)	(6.66)	(.74)
Total from investment operations	.64	.77	1.73	(2.21)	(6.68)	(.75)
Distributions from net investment income	(.08)	(.02)	(.02)	(.03)	(.04)	(.36)
Distributions from net realized gain	-	-	-	-	(3.78)	(3.44)
Total distributions	(.08)	(.02)	(.02)	(.03)	(3.82)	(3.80)
Net asset value, end of period	$ 12.18	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Total Return B, C, D	5.50%	7.08%	18.91%	(19.46)%	(35.10)%	(3.98)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.29%	1.36%	1.36%	1.30%	1.14%
Expenses net of voluntary waivers, if any	1.10% A	1.29%	1.36%	1.36%	1.30%	1.14%
Expenses net of all reductions	1.08% A	1.27%	1.32%	1.31%	1.27%	1.12%
Net investment income (loss)	1.08% A, F	- %	(.01)%	(.07)%	(.15)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,373	$ 52,741	$ 31,240	$ 12,572	$ 6,469	$ 3,081
Portfolio turnover rate	60%	52%	71%	93%	119%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .21%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I (Destiny Plan), a unit investment trust with two series.

On March 17, 2005, The Board of Trustees approved the creation of additional classes of Destiny I: Class T, Class B, Class C, and Institu-tional Class. The offering of these new classes is expected to occur in July 2005. At the same time Class N will be renamed Class A. Each class will differ with respect to its distribution and service plan and sales load arrangement. Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 437,662,761
Unrealized depreciation	(264,613,146)
Net unrealized appreciation (depreciation)	173,049,615
Cost for federal income tax purposes	$ 2,910,972,763

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $939,937,930 and $1,134,243,967, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $72,924. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 113,553	.01 *
Class N	117,503	.38*
	$ 231,056

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $627,919 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,989 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $419,075 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $568. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 738

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2005	Year ended September 30, 2004
From net investment income
Class O	$ 40,955,398	$ 25,277,811
Class N	394,680	64,559
Total	$ 41,350,078	$ 25,342,370

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2005	Year ended September 30, 2004	Six months ended March 31, 2005	Year ended September 30, 2004
Class O
Shares sold	2,817,110	6,349,970	$ 35,209,157	$ 76,627,138
Reinvestment of distributions	2,742,248	1,766,801	34,387,793	20,777,620
Shares redeemed	(23,838,453)	(30,794,838)	(298,497,275)	(371,468,255)
Net increase (decrease)	(18,279,095)	(22,678,067)	$ (228,900,325)	$ (274,063,497)
Class N
Shares sold	1,000,071	1,882,840	$ 12,259,370	$ 22,317,765
Reinvestment of distributions	30,337	4,578	374,665	53,108
Shares redeemed	(201,772)	(221,982)	(2,477,153)	(2,625,792)
Net increase (decrease)	828,636	1,665,436	$ 10,156,882	$ 19,745,081

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIN-USAN-0505
1.791869.101

Fidelity®

Destiny Portfolios:

Destiny I - Class O

Semiannual Report

March 31, 2005

(destiny_logo)

Annual Report

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-433-0734 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period * October 1, 2004 to March 31, 2005
Class O
Actual	$ 1,000.00	$ 1,058.10	$ 2.51
Hypothetical A	$ 1,000.00	$ 1,022.49	$ 2.47
Class N
Actual	$ 1,000.00	$ 1,055.00	$ 5.64
Hypothetical A	$ 1,000.00	$ 1,019.45	$ 5.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class N	1.10%

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investment Changes

Top Ten Equity Holdings
as of March 31, 2005		as of September 30, 2004
General Electric Co.		Microsoft Corp.
Microsoft Corp.		General Electric Co.
Walt Disney Co.		Pfizer, Inc.
Intel Corp.		American International Group, Inc.
Time Warner, Inc.		Cisco Systems, Inc.
Honeywell International, Inc.		Dell, Inc.
Schlumberger Ltd. (NY Shares)		Time Warner, Inc.
American Express Co.		Wal-Mart Stores, Inc.
Exxon Mobil Corp.		Exxon Mobil Corp.
Dell, Inc.		Tyco International Ltd.
Top Five Market Sectors
as of March 31, 2005	% of fund's net assets	as of September 30, 2004	% of fund's net assets
Information Technology	22.3	Information Technology	22.2
Industrials	18.8	Health Care	15.4
Financials	12.7	Financials	15.0
Consumer Discretionary	11.4	Industrials	13.6
Health Care	10.6	Consumer Discretionary	11.8
Asset Allocation (% of fund's net assets)
As of March 31, 2005 *		As of September 30, 2004 **
	Stocks 99.2%		Stocks 97.9%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	7.8%	** Foreign investments	8.1%

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.4%
Hotels, Restaurants & Leisure - 0.9%
Hilton Group PLC	1,987,968	$ 11,307,855
McDonald's Corp.	558,200	17,382,348
		28,690,203
Leisure Equipment & Products - 0.6%
Brunswick Corp.	391,900	18,360,515
Media - 6.6%
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	354,674	15,623,390
Citadel Broadcasting Corp. (a)	682,500	9,370,725
Comcast Corp. Class A (special) (a)	469,500	15,681,300
Time Warner, Inc. (a)	4,076,350	71,539,943
Vivendi Universal SA sponsored ADR	218,100	6,673,860
Walt Disney Co.	2,961,890	85,095,100
		203,984,318
Specialty Retail - 1.7%
Gap, Inc.	342,100	7,471,464
Home Depot, Inc.	1,040,300	39,781,072
RadioShack Corp.	142,800	3,498,600
		50,751,136
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B (d)	331,200	27,592,272
Polo Ralph Lauren Corp. Class A	561,400	21,782,320
		49,374,592
TOTAL CONSUMER DISCRETIONARY		351,160,764
CONSUMER STAPLES - 9.2%
Beverages - 1.6%
PepsiCo, Inc.	415,900	22,055,177
The Coca-Cola Co.	609,556	25,400,199
		47,455,376
Food & Staples Retailing - 2.3%
Wal-Mart Stores, Inc.	959,700	48,090,567
Walgreen Co.	522,800	23,222,776
		71,313,343
Food Products - 1.1%
General Mills, Inc.	355,300	17,462,995
Kellogg Co.	367,400	15,897,398
		33,360,393
Household Products - 1.3%
Colgate-Palmolive Co.	329,500	17,190,015
Procter & Gamble Co.	425,300	22,540,900
		39,730,915
Personal Products - 2.4%
Alberto-Culver Co.	813,515	38,934,828
Gillette Co.	689,800	34,821,104
		73,755,932

	Shares	Value (Note 1)
Tobacco - 0.5%
Altria Group, Inc.	245,600	$ 16,059,784
TOTAL CONSUMER STAPLES		281,675,743
ENERGY - 7.7%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	335,900	14,944,191
Schlumberger Ltd. (NY Shares)	970,000	68,365,600
		83,309,791
Oil & Gas - 5.0%
ChevronTexaco Corp.	602,200	35,114,282
Exxon Mobil Corp.	1,093,000	65,142,800
Occidental Petroleum Corp.	289,600	20,610,832
Valero Energy Corp.	451,500	33,081,405
		153,949,319
TOTAL ENERGY		237,259,110
FINANCIALS - 12.7%
Capital Markets - 2.4%
Ameritrade Holding Corp. (a)	607,734	6,204,964
Charles Schwab Corp.	813,800	8,553,038
Knight Trading Group, Inc. (a)	266,900	2,572,916
Morgan Stanley	968,700	55,458,075
		72,788,993
Commercial Banks - 3.1%
Bank of America Corp.	802,200	35,377,020
Wachovia Corp.	556,300	28,321,233
Wells Fargo & Co.	517,400	30,940,520
		94,638,773
Consumer Finance - 2.8%
American Express Co.	1,312,600	67,428,262
MBNA Corp.	823,200	20,209,560
		87,637,822
Diversified Financial Services - 1.6%
Citigroup, Inc.	836,366	37,586,288
J.P. Morgan Chase & Co.	387,292	13,400,303
		50,986,591
Insurance - 2.8%
AMBAC Financial Group, Inc.	274,300	20,503,925
American International Group, Inc.	1,029,664	57,053,682
Prudential Financial, Inc.	147,000	8,437,800
		85,995,407
TOTAL FINANCIALS		392,047,586
HEALTH CARE - 10.6%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	219,000	7,557,690
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	400,700	$ 18,764,781
Protein Design Labs, Inc. (a)	635,100	10,155,249
		36,477,720
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	665,700	33,917,415
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	317,500	30,283,150
Pharmaceuticals - 7.3%
Abbott Laboratories	1,008,100	46,997,622
Allergan, Inc.	303,300	21,070,251
Johnson & Johnson	596,700	40,074,372
Merck & Co., Inc.	467,210	15,123,588
Pfizer, Inc.	1,422,605	37,371,833
Roche Holding AG (participation certificate)	314,550	33,704,133
Schering-Plough Corp.	933,000	16,933,950
Wyeth	344,100	14,514,138
		225,789,887
TOTAL HEALTH CARE		326,468,172
INDUSTRIALS - 18.8%
Aerospace & Defense - 6.1%
Armor Holdings, Inc. (a)	480,000	17,803,200
Honeywell International, Inc.	1,892,200	70,408,762
L-3 Communications Holdings, Inc.	174,200	12,371,684
Precision Castparts Corp.	137,000	10,550,370
The Boeing Co.	703,300	41,114,918
United Technologies Corp.	336,560	34,214,690
		186,463,624
Airlines - 0.3%
Southwest Airlines Co.	739,800	10,534,752
Building Products - 1.2%
American Standard Companies, Inc.	794,100	36,909,768
Commercial Services & Supplies - 0.7%
Monster Worldwide, Inc. (a)	723,100	20,282,955
Industrial Conglomerates - 4.7%
General Electric Co.	2,723,500	98,209,408
Tyco International Ltd.	1,384,300	46,789,340
		144,998,748
Machinery - 3.4%
AGCO Corp. (a)	337,500	6,159,375
Caterpillar, Inc.	429,300	39,255,192
Deere & Co.	212,300	14,251,699
Graco, Inc.	615,875	24,856,715

	Shares	Value (Note 1)
Harsco Corp.	137,000	$ 8,166,570
Timken Co.	421,900	11,534,746
		104,224,297
Marine - 0.2%
Alexander & Baldwin, Inc.	157,311	6,481,213
Road & Rail - 1.5%
Norfolk Southern Corp.	1,256,400	46,549,620
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	217,000	6,631,520
W.W. Grainger, Inc.	227,800	14,185,106
		20,816,626
TOTAL INDUSTRIALS		577,261,603
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	3,157,639	56,490,162
Juniper Networks, Inc. (a)	662,100	14,605,926
QUALCOMM, Inc.	555,400	20,355,410
Research In Motion Ltd. (a)	100,600	7,711,779
		99,163,277
Computers & Peripherals - 4.7%
Apple Computer, Inc. (a)	655,600	27,318,852
Dell, Inc. (a)	1,617,800	62,155,876
EMC Corp. (a)	2,237,600	27,567,232
International Business Machines Corp.	318,300	29,086,254
		146,128,214
Electronic Equipment & Instruments - 1.4%
CDW Corp.	187,200	10,610,496
Hon Hai Precision Industries Co. Ltd.	2,971,797	13,205,471
Molex, Inc.	389,578	10,269,276
Vishay Intertechnology, Inc. (a)	667,800	8,300,754
		42,385,997
Internet Software & Services - 1.6%
CNET Networks, Inc. (a)	979,300	9,244,592
Yahoo!, Inc. (a)	1,165,200	39,500,280
		48,744,872
IT Services - 1.8%
DST Systems, Inc. (a)	420,000	19,395,600
NTT Data Corp.	2,425	8,367,918
Obic Co. Ltd.	53,500	10,438,051
Paychex, Inc.	303,300	9,954,306
TIS, Inc.	170,100	6,646,948
		54,802,823
Semiconductors & Semiconductor Equipment - 6.0%
Altera Corp. (a)	858,400	16,979,152
Analog Devices, Inc.	940,600	33,993,284
Intel Corp.	3,320,700	77,139,861
Marvell Technology Group Ltd. (a)	702,600	26,937,684
Texas Instruments, Inc.	410,100	10,453,449
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tokyo Electron Ltd.	158,400	$ 9,026,104
Xilinx, Inc.	357,100	10,438,033
		184,967,567
Software - 3.6%
Microsoft Corp.	3,906,698	94,424,891
Oracle Corp. (a)	1,312,800	16,383,744
		110,808,635
TOTAL INFORMATION TECHNOLOGY		687,001,385
MATERIALS - 1.6%
Chemicals - 1.3%
Monsanto Co.	614,400	39,628,800
Metals & Mining - 0.3%
Newmont Mining Corp.	219,000	9,252,750
TOTAL MATERIALS		48,881,550
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.3%
Philippine Long Distance Telephone Co. sponsored ADR (d)	388,500	9,794,085
SBC Communications, Inc.	841,800	19,942,242
Verizon Communications, Inc.	1,120,200	39,767,100
		69,503,427
Wireless Telecommunication Services - 1.9%
Mobile TeleSystems OJSC sponsored ADR	210,300	7,400,457
MTN Group Ltd.	1,001,200	7,052,284
Nextel Communications, Inc. Class A (a)	876,200	24,901,604
Nextel Partners, Inc. Class A (a)	944,800	20,747,808
		60,102,153
TOTAL TELECOMMUNICATION SERVICES		129,605,580
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	446,900	20,508,241
TOTAL COMMON STOCKS (Cost $2,831,528,503)		3,051,869,734
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e)	262,000	225,320
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		225,320
Money Market Funds - 1.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.73% (b)	23,730,924	$ 23,730,924
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	8,196,400	8,196,400
TOTAL MONEY MARKET FUNDS (Cost $31,927,324)		31,927,324
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,864,896,827)		3,084,022,378
NET OTHER ASSETS - (0.2)%		(6,234,140)
NET ASSETS - 100%		$ 3,077,788,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,320 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $1,302,140,979 of which $571,595,816 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,051,831) (cost $2,864,896,827) - See accompanying schedule		$ 3,084,022,378
Foreign currency held at value (cost $7,306)		7,478
Receivable for investments sold		7,774,221
Receivable for fund shares sold		47,620
Dividends receivable		2,799,431
Interest receivable		63,120
Prepaid expenses		11,359
Other affiliated receivables		29,230
Other receivables		241,054
Total assets		3,094,995,891

Liabilities
Payable for investments purchased	$ 4,640,692
Payable for fund shares redeemed	2,902,334
Accrued management fee	1,160,036
Distribution fees payable	13,760
Other affiliated payables	263,953
Other payables and accrued expenses	30,478
Collateral on securities loaned, at value	8,196,400
Total liabilities		17,207,653

Net Assets		$ 3,077,788,238
Net Assets consist of:
Paid in capital		$ 4,098,370,886
Undistributed net investment income		7,236,483
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,246,939,828)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,120,697
Net Assets		$ 3,077,788,238

Class O: Net Asset Value, offering price and redemption price per share ($3,012,415,139 ÷ 243,314,972 shares)		$ 12.38

Class N: Net Asset Value, offering price and redemption price per share ($65,373,099 ÷ 5,368,998 shares)		$ 12.18

Statement of Operations

	Six months ended March 31, 2005 (Unaudited)

Investment Income
Dividends		$ 20,293,344
Special Dividends		14,058,594
Interest		435,921
Security lending		60,975
Total income		34,848,834

Expenses
Management fee	$ 7,150,599
Transfer agent fees	231,056
Distribution fees	72,924
Accounting and security lending fees	506,124
Independent trustees' compensation	8,744
Appreciation in deferred trustee compensation account	2,641
Custodian fees and expenses	59,924
Registration fees	11,781
Audit	33,347
Legal	6,012
Miscellaneous	17,743
Total expenses before reductions	8,100,895
Expense reductions	(420,381)	7,680,514
Net investment income (loss)		27,168,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	101,972,107
Foreign currency transactions	63,533
Total net realized gain (loss)		102,035,640
Change in net unrealized appreciation (depreciation) on: Investment securities	56,544,276
Assets and liabilities in foreign currencies	(10,648)
Total change in net unrealized appreciation (depreciation)		56,533,628
Net gain (loss)		158,569,268
Net increase (decrease) in net assets resulting from operations		$ 185,737,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,168,320	$ 26,256,669
Net realized gain (loss)	102,035,640	274,748,579
Change in net unrealized appreciation (depreciation)	56,533,628	(44,563,179)
Net increase (decrease) in net assets resulting from operations	185,737,588	256,442,069
Distributions to shareholders from net investment income	(41,350,078)	(25,342,370)
Share transactions - net increase (decrease)	(218,743,443)	(254,318,416)
Total increase (decrease) in net assets	(74,355,933)	(23,218,717)

Net Assets
Beginning of period	3,152,144,171	3,175,362,888
End of period (including undistributed net investment income of $7,236,483 and undistributed net investment income of $21,418,241, respectively)	$ 3,077,788,238	$ 3,152,144,171

Financial Highlights - Class O

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54
Income from Investment Operations
Net investment income (loss) E	.11 F	.10	.09	.10	.12	.20
Net realized and unrealized gain (loss)	.58	.78	1.75	(2.23)	(6.74)	(.77)
Total from investment operations	.69	.88	1.84	(2.13)	(6.62)	(.57)
Distributions from net investment income	(.16)	(.09)	(.09)	(.12)	(.13)	(.44)
Distributions from net realized gain	-	-	-	-	(3.78)	(3.44)
Total distributions	(.16)	(.09)	(.09)	(.12)	(3.91)	(3.88)
Net asset value, end of period	$ 12.38	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Total Return B, C, D	5.81%	7.96%	19.88%	(18.69)%	(34.55)%	(3.23)%
Ratios to Average Net Assets G
Expenses before expense reductions	.49% A	.49%	.49%	.48%	.40%	.27%
Expenses net of voluntary waivers, if any	.49% A	.49%	.49%	.48%	.40%	.27%
Expenses net of all reductions	.46% A	.47%	.46%	.44%	.37%	.25%
Net investment income (loss)	1.69% A, F	.79%	.85%	.80%	.75%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,012,415	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310	$ 6,121,273
Portfolio turnover rate	60% A	52%	71%	93%	119%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Income from Investment Operations
Net investment income (loss) E	.07 F	- H	- H	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	.57	.77	1.73	(2.20)	(6.66)	(.74)
Total from investment operations	.64	.77	1.73	(2.21)	(6.68)	(.75)
Distributions from net investment income	(.08)	(.02)	(.02)	(.03)	(.04)	(.36)
Distributions from net realized gain	-	-	-	-	(3.78)	(3.44)
Total distributions	(.08)	(.02)	(.02)	(.03)	(3.82)	(3.80)
Net asset value, end of period	$ 12.18	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Total Return B, C, D	5.50%	7.08%	18.91%	(19.46)%	(35.10)%	(3.98)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.29%	1.36%	1.36%	1.30%	1.14%
Expenses net of voluntary waivers, if any	1.10% A	1.29%	1.36%	1.36%	1.30%	1.14%
Expenses net of all reductions	1.08% A	1.27%	1.32%	1.31%	1.27%	1.12%
Net investment income (loss)	1.08% A, F	- %	(.01)%	(.07)%	(.15)%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,373	$ 52,741	$ 31,240	$ 12,572	$ 6,469	$ 3,081
Portfolio turnover rate	60%	52%	71%	93%	119%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .21%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I (Destiny Plan), a unit investment trust with two series.

On March 17, 2005, The Board of Trustees approved the creation of additional classes of Destiny I: Class T, Class B, Class C, and Institu-tional Class. The offering of these new classes is expected to occur in July 2005. At the same time Class N will be renamed Class A. Each class will differ with respect to its distribution and service plan and sales load arrangement. Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 437,662,761
Unrealized depreciation	(264,613,146)
Net unrealized appreciation (depreciation)	173,049,615
Cost for federal income tax purposes	$ 2,910,972,763

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $939,937,930 and $1,134,243,967, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $72,924. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 113,553	.01 *
Class N	117,503	.38*
	$ 231,056

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $627,919 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,989 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $419,075 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $568. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 738

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2005	Year ended September 30, 2004
From net investment income
Class O	$ 40,955,398	$ 25,277,811
Class N	394,680	64,559
Total	$ 41,350,078	$ 25,342,370

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2005	Year ended September 30, 2004	Six months ended March 31, 2005	Year ended September 30, 2004
Class O
Shares sold	2,817,110	6,349,970	$ 35,209,157	$ 76,627,138
Reinvestment of distributions	2,742,248	1,766,801	34,387,793	20,777,620
Shares redeemed	(23,838,453)	(30,794,838)	(298,497,275)	(371,468,255)
Net increase (decrease)	(18,279,095)	(22,678,067)	$ (228,900,325)	$ (274,063,497)
Class N
Shares sold	1,000,071	1,882,840	$ 12,259,370	$ 22,317,765
Reinvestment of distributions	30,337	4,578	374,665	53,108
Shares redeemed	(201,772)	(221,982)	(2,477,153)	(2,625,792)
Net increase (decrease)	828,636	1,665,436	$ 10,156,882	$ 19,745,081

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIO-USAN-0505
1.791867.101

Fidelity®

Destiny Portfolios:

Destiny II - Class N

Semiannual Report

March 31, 2005

(destiny_logo)

Semiannual Report

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-433-0734 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period * October 1, 2004 to March 31, 2005
Class O
Actual	$ 1,000.00	$ 1,008.70	$ 3.10
HypotheticalA	$ 1,000.00	$ 1,021.84	$ 3.13
Class N
Actual	$ 1,000.00	$ 1,005.50	$ 5.85
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 5.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.62%
Class N	1.17%

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investment Changes

Top Ten Equity Holdings
as of March 31, 2005	as of September 30, 2004
Microsoft Corp.	Verizon Communications, Inc.
American International Group, Inc.	SBC Communications, Inc.
SBC Communications, Inc.	SLM Corp.
Altria Group, Inc.	Pfizer, Inc.
Verizon Communications, Inc.	UnitedHealth Group, Inc.
SLM Corp.	BellSouth Corp.
General Electric Co.	Lockheed Martin Corp.
Roche Holding AG (participation certificate)	Roche Holding AG (participation certificate)
Procter & Gamble Co.	Northrop Grumman Corp.
Honeywell International, Inc.	Microsoft Corp.
Top Five Market Sectors
as of March 31, 2005	% of fund's net assets	as of September 30, 2004	% of fund's net assets
Financials	15.9	Health Care	24.5
Consumer Staples	14.5	Telecommunication Services	15.6
Information Technology	14.3	Industrials	11.9
Industrials	12.7	Consumer Staples	10.5
Consumer Discretionary	11.3	Consumer Discretionary	7.6
Asset Allocation (% of fund's net assets)
As of March 31, 2005 *		As of September 30, 2004 **
	Stocks 90.8%		Stocks 91.4%
	Convertible Securities 0.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 8.8%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	10.2%	** Foreign investments	13.2%

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.8%
Michelin SA (Compagnie Generale des Etablissements) Series B	633,060	$ 41,604,624
Automobiles - 0.3%
Monaco Coach Corp.	43,500	702,525
Toyota Motor Corp. ADR (d)	168,300	12,518,154
		13,220,679
Hotels, Restaurants & Leisure - 1.7%
Gaylord Entertainment Co. (a)	128,500	5,191,400
International Game Technology	1,875,200	49,992,832
Sportingbet PLC (a)	1,899,300	9,601,116
Vail Resorts, Inc. (a)	42,200	1,065,550
WMS Industries, Inc. (a)	773,500	21,781,760
		87,632,658
Household Durables - 1.4%
Sony Corp.	1,717,200	68,722,342
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	527,600	18,080,852
Leisure Equipment & Products - 0.6%
Brunswick Corp.	415,900	19,484,915
Hasbro, Inc.	643,200	13,153,440
		32,638,355
Media - 3.3%
Clear Channel Communications, Inc.	738,600	25,459,542
Cumulus Media, Inc. Class A (a)	1,346,357	19,185,587
EchoStar Communications Corp. Class A	569,390	16,654,658
Entercom Communications Corp. Class A (a)	105,700	3,754,464
Getty Images, Inc. (a)	105,000	7,466,550
Lamar Advertising Co. Class A (a)	2,000,764	80,610,782
Pixar (a)	1,922	187,491
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,289,500
XM Satellite Radio Holdings, Inc. Class A (a)	342,900	10,801,350
		167,409,924
Specialty Retail - 2.7%
Electronics Boutique Holding Corp. (a)	569,900	24,488,603
GameStop Corp. Class A (a)	1,118,600	24,788,176
Monro Muffler Brake, Inc. (a)(e)	698,638	18,031,847
Staples, Inc.	1,811,600	56,938,588
Urban Outfitters, Inc. (a)	295,300	14,165,541
		138,412,755
Textiles, Apparel & Luxury Goods - 0.1%
Ashworth, Inc. (a)	429,900	4,896,561
TOTAL CONSUMER DISCRETIONARY		572,618,750

	Shares	Value (Note 1)
CONSUMER STAPLES - 14.5%
Beverages - 0.9%
The Coca-Cola Co.	1,054,900	$ 43,957,683
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	1,842,900	92,347,719
Food Products - 2.7%
Bunge Ltd.	131,160	7,066,901
Groupe Danone	422,000	41,983,593
Hormel Foods Corp.	598,465	18,618,246
Kellogg Co.	170,000	7,355,900
Kraft Foods, Inc. Class A	888,500	29,364,925
The J.M. Smucker Co.	612,880	30,827,864
		135,217,429
Household Products - 3.7%
Colgate-Palmolive Co.	1,354,000	70,638,180
Procter & Gamble Co.	2,236,800	118,550,400
		189,188,580
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	128,450	5,777,681
Tobacco - 5.3%
Altria Group, Inc.	3,206,800	209,692,652
Loews Corp. - Carolina Group	1,347,400	44,598,940
UST, Inc.	337,000	17,422,900
		271,714,492
TOTAL CONSUMER STAPLES		738,203,584
ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Halliburton Co.	531,400	22,983,050
Oil & Gas - 0.0%
Quicksilver Resources, Inc. (a)	43,900	2,139,247
TOTAL ENERGY		25,122,297
FINANCIALS - 15.9%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	252,900	27,816,471
T. Rowe Price Group, Inc.	844,705	50,158,583
		77,975,054
Commercial Banks - 1.0%
Bank of America Corp.	217,700	9,600,570
Boston Private Financial Holdings, Inc.	24,869	590,639
Uniao de Bancos Brasileiros SA (Unibanco) unit	2,069,200	14,298,404
Wachovia Corp.	477,400	24,304,434
		48,794,047
Consumer Finance - 2.9%
SLM Corp.	2,958,300	147,441,672
Insurance - 10.0%
ACE Ltd.	1,458,418	60,188,911
AFLAC, Inc.	1,889,400	70,399,044
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	1,095,600	$ 81,896,100
American International Group, Inc.	4,473,500	247,876,635
Endurance Specialty Holdings Ltd.	203,100	7,685,304
Scottish Re Group Ltd.	255,360	5,750,707
St. Paul Travelers Companies, Inc.	799,100	29,350,943
W.R. Berkley Corp.	74,000	3,670,400
		506,818,044
Real Estate - 0.5%
Spirit Finance Corp. (f)	2,489,700	27,038,142
TOTAL FINANCIALS		808,066,959
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Gilead Sciences, Inc. (a)	21,100	755,380
Millennium Pharmaceuticals, Inc. (a)	631,800	5,319,756
ONYX Pharmaceuticals, Inc. (a)	147,800	4,633,530
OSI Pharmaceuticals, Inc. (a)	226,200	9,351,108
		20,059,774
Health Care Equipment & Supplies - 1.7%
BioLase Technology, Inc. (d)	664,200	5,645,700
Guidant Corp.	1,057,500	78,149,250
		83,794,950
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	714,400	68,139,472
Pharmaceuticals - 5.1%
Cipla Ltd.	294,532	1,725,044
Johnson & Johnson	394,600	26,501,336
Novartis AG sponsored ADR	526,300	24,620,314
Pfizer, Inc.	3,216,600	84,500,082
Roche Holding AG (participation certificate)	1,152,217	123,460,420
		260,807,196
TOTAL HEALTH CARE		432,801,392
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	2,898,900	107,868,069
Northrop Grumman Corp.	574,000	30,984,520
The Boeing Co.	801,900	46,879,074
		185,731,663
Airlines - 3.0%
AirTran Holdings, Inc. (a)(d)	4,192,500	37,942,125
AMR Corp. (a)(d)	1,276,100	13,654,270
Delta Air Lines, Inc. (a)(d)(e)	9,134,340	36,994,077
Northwest Airlines Corp. (a)(d)(e)	6,895,292	46,129,503
Southwest Airlines Co.	1,273,400	18,133,216
		152,853,191

	Shares	Value (Note 1)
Electrical Equipment - 0.1%
Energy Conversion Devices, Inc. (a)(d)	262,898	$ 5,975,672
Industrial Conglomerates - 3.6%
General Electric Co.	4,010,100	144,604,206
Tyco International Ltd.	1,181,700	39,941,460
		184,545,666
Machinery - 2.0%
Caterpillar, Inc.	463,900	42,419,016
Deere & Co.	636,500	42,728,245
ITT Industries, Inc.	65,000	5,865,600
Manitowoc Co., Inc.	322,500	13,025,775
		104,038,636
Marine - 0.3%
Alexander & Baldwin, Inc.	325,623	13,415,668
TOTAL INDUSTRIALS		646,560,496
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 3.5%
CIENA Corp. (a)(e)	35,838,400	61,642,048
Corning, Inc. (a)	7,251,600	80,710,308
Finisar Corp. (a)(d)(e)	15,837,900	19,797,375
JDS Uniphase Corp. (a)	8,417,700	14,057,559
Juniper Networks, Inc. (a)	9,800	216,188
		176,423,478
Computers & Peripherals - 1.4%
Dell, Inc. (a)	25,200	968,184
Diebold, Inc.	653,914	35,867,183
EMC Corp. (a)	212,000	2,611,840
Fujitsu Ltd.	1,685,000	10,120,214
Western Digital Corp. (a)	1,750,900	22,323,975
		71,891,396
Electronic Equipment & Instruments - 0.3%
Applied Films Corp. (a)	8,400	194,208
Symbol Technologies, Inc.	1,154,600	16,730,154
		16,924,362
Internet Software & Services - 0.0%
Akamai Technologies, Inc. (a)	22,100	281,333
Yahoo!, Inc. (a)	6,800	230,520
		511,853
IT Services - 0.0%
Anteon International Corp. (a)	21,100	821,423
Infosys Technologies Ltd.	21,771	1,125,163
		1,946,586
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	63,300	2,287,662
Applied Materials, Inc.	8,400	136,500
ASML Holding NV (NY Shares) (a)	84,400	1,415,388
Cymer, Inc. (a)	156,300	4,184,151
Integrated Circuit Systems, Inc. (a)	9,298	177,778
Integrated Device Technology, Inc. (a)	86,300	1,038,189
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	210,410	$ 4,887,824
KLA-Tencor Corp.	8,400	386,484
NVIDIA Corp. (a)	337,600	8,021,376
PMC-Sierra, Inc. (a)	2,679,800	23,582,240
Samsung Electronics Co. Ltd.	90	44,403
Silicon Laboratories, Inc. (a)	47,700	1,417,167
Teradyne, Inc. (a)	721,200	10,529,520
United Microelectronics Corp. sponsored ADR	844,889	2,847,276
Volterra Semiconductor Corp. (d)	219,400	2,961,900
Xilinx, Inc.	168,800	4,934,024
		68,851,882
Software - 7.3%
Activision, Inc. (a)	649,399	9,611,105
BEA Systems, Inc. (a)	2,102,400	16,756,128
Electronic Arts, Inc. (a)	605,000	31,326,900
Macrovision Corp. (a)	485,700	11,069,103
Microsoft Corp.	11,965,446	289,204,829
NDS Group PLC sponsored ADR (a)	186,800	6,487,564
TIBCO Software, Inc. (a)	1,054,800	7,858,260
		372,313,889
TOTAL INFORMATION TECHNOLOGY		708,863,446
MATERIALS - 4.5%
Chemicals - 1.8%
Monsanto Co.	1,395,800	90,029,100
Metals & Mining - 2.7%
Glamis Gold Ltd. (a)	2,697,200	41,883,096
High River Gold Mines Ltd. (a)	2,102,700	2,781,809
IAMGOLD Corp.	1,851,800	11,407,235
Meridian Gold, Inc. (a)	1,513,400	25,527,832
Newmont Mining Corp.	1,329,500	56,171,375
		137,771,347
TOTAL MATERIALS		227,800,447
TELECOMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 9.0%
BellSouth Corp. (d)	2,110,300	55,479,787
SBC Communications, Inc.	9,288,500	220,044,565
Verizon Communications, Inc.	5,064,000	179,772,000
		455,296,352
TOTAL COMMON STOCKS (Cost $4,619,327,470)		4,615,333,723
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	$ 0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(g) (Cost $1,807,550)	255,000	219,300
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	20,346,150
TOTAL CONVERTIBLE BONDS (Cost $21,176,166)		20,346,150
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 2.73% (b)	436,226,626	436,226,626
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	62,271,063	62,271,063
TOTAL MONEY MARKET FUNDS (Cost $498,497,689)		498,497,689
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,140,808,875)		5,134,396,862
NET OTHER ASSETS - (1.0)%		(50,606,056)
NET ASSETS - 100%		$ 5,083,790,806
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,038,142 or 0.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,300 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Switzerland	2.9%
Japan	1.9%
France	1.6%
Canada	1.6%
Bermuda	1.4%
Others (individually less than 1%)	0.8%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 33,106,392	$ 46,484,812	$ -	$ -	$ 61,642,048
Delta Air Lines, Inc.	17,629,662	25,692,577	-	-	36,994,077
Dendreon Corp.	9,676,546	20,340,389	22,661,492	-	-
Finisar Corp.	-	26,662,670	-	-	19,797,375
Monro Muffler Brake, Inc.	8,144,129	8,713,178	-	-	18,031,847
Northwest Airlines Corp.	-	66,059,957	1,403,469	-	46,129,503
Total	$ 68,556,729	$ 193,953,583	$ 24,064,961	$ -	$ 182,594,850
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $173,569,254 of which $61,881,559 and $111,687,695 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,780,293) (cost $5,140,808,875) - See accompanying schedule		$ 5,134,396,862
Foreign currency held at value (cost $13)		16
Receivable for investments sold		84,449,987
Receivable for fund shares sold		144,915
Dividends receivable		6,229,553
Interest receivable		1,246,202
Prepaid expenses		18,176
Other affiliated receivables		23,689
Other receivables		1,617,318
Total assets		5,228,126,718

Liabilities
Payable for investments purchased	$ 76,183,060
Payable for fund shares redeemed	2,872,048
Accrued management fee	2,483,398
Distribution fees payable	52,024
Other affiliated payables	425,260
Other payables and accrued expenses	49,059
Collateral on securities loaned, at value	62,271,063
Total liabilities		144,335,912

Net Assets		$ 5,083,790,806
Net Assets consist of:
Paid in capital		$ 5,070,439,589
Undistributed net investment income		19,235,478
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		530,245
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,414,506)
Net Assets		$ 5,083,790,806

Class O: Net Asset Value, offering price and redemption price per share ($4,838,068,696 ÷ 441,196,034 shares)		$ 10.97

Class N: Net Asset Value, offering price and redemption price per share ($245,722,110 ÷ 22,820,929 shares)		$ 10.77

Statement of Operations

	Six months ended March 31, 2005 (Unaudited)

Investment Income
Dividends		$ 42,929,956
Special Dividends		21,063,738
Interest		5,061,066
Security lending		1,943,389
Total income		70,998,149

Expenses
Management fee	$ 15,395,845
Transfer agent fees	482,979
Distribution fees	293,167
Accounting and security lending fees	668,017
Independent trustees' compensation	14,481
Appreciation in deferred trustee compensation account	6,916
Custodian fees and expenses	263,234
Registration fees	12,052
Audit	48,826
Legal	6,447
Miscellaneous	34,018
Total expenses before reductions	17,225,982
Expense reductions	(3,769,960)	13,456,022
Net investment income (loss)		57,542,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(13,175,836) from affiliated issuers and net of foreign taxes of $2,033,923)	226,990,990
Foreign currency transactions	(431,247)
Total net realized gain (loss)		226,559,743
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,164,334)	(237,605,042)
Assets and liabilities in foreign currencies	2,546
Total change in net unrealized appreciation (depreciation)		(237,602,496)
Net gain (loss)		(11,042,753)
Net increase (decrease) in net assets resulting from operations		$ 46,499,374

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,542,127	$ 56,604,027
Net realized gain (loss)	226,559,743	266,670,310
Change in net unrealized appreciation (depreciation)	(237,602,496)	198,286,124
Net increase (decrease) in net assets resulting from operations	46,499,374	521,560,461
Distributions to shareholders from net investment income	(76,323,500)	(37,191,884)
Share transactions - net increase (decrease)	(100,767,212)	(41,345,741)
Total increase (decrease) in net assets	(130,591,338)	443,022,836

Net Assets
Beginning of period	5,214,382,144	4,771,359,308
End of period (including undistributed net investment income of $19,235,478 and undistributed net investment income of $38,016,851, respectively)	$ 5,083,790,806	$ 5,214,382,144

Financial Highlights - Class O

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76
Income from Investment Operations
Net investment income (loss) E	.12F	.12	.08	.09	.08	.06
Net realized and unrealized gain (loss)	(.01)	.97	1.63	(1.73)	(4.19)	2.85
Total from investment operations	.11	1.09	1.71	(1.64)	(4.11)	2.91
Distributions from net investment income	(.17)	(.08)	(.09)	(.10)	(.08)	(.11)
Distributions from net realized gain	-	-	-	-	(1.80)	(1.43)
Total distributions	(.17)	(.08)	(.09)	(.10)	(1.88)	(1.54)
Net asset value, end of period	$ 10.97	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Total Return B, C, D	.87%	10.91%	20.45%	(16.39)%	(27.64)%	20.25%
Ratios to Average Net AssetsG
Expenses before expense reductions	.62%A	.61%	.62%	.61%	.60%	.58%
Expenses net of voluntary waivers, if any	.62%A	.61%	.62%	.61%	.60%	.58%
Expenses net of all reductions	.48%A	.55%	.50%	.43%	.55%	.56%
Net investment income (loss)	2.17%A, F	1.13%	.88%	.86%	.67%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,838,069	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725	$ 6,242,943
Portfolio turnover rate	299%A	212%	349%	326%	196%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.38%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Income from Investment Operations
Net investment income (loss) E	.09 F	.04	- H	- H	(.03)	(.08)
Net realized and unrealized gain (loss)	(.02)	.96	1.59	(1.70)	(4.14)	2.83
Total from investment operations	.07	1.00	1.59	(1.70)	(4.17)	2.75
Distributions from net investment income	(.10)	(.01)	(.03)	(.02)	-	(.10)
Distributions from net realized gain	-	-	-	-	(1.80)	(1.43)
Total distributions	(.10)	(.01)	(.03)	(.02)	(1.80)	(1.53)
Net asset value, end of period	$ 10.77	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Total Return B, C, D	.55%	10.20%	19.30%	(17.10)%	(28.32)%	19.13%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A	1.34%	1.49%	1.48%	1.50%	1.45%
Expenses net of voluntary waivers, if any	1.17% A	1.34%	1.49%	1.48%	1.50%	1.45%
Expenses net of all reductions	1.03% A	1.27%	1.37%	1.30%	1.44%	1.43%
Net investment income (loss)	1.61% A, F	.40%	-%	(.01)%	(.23)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,722	$ 216,223	$ 137,691	$ 65,844	$ 38,389	$ 19,225
Portfolio turnover rate	299% A	212%	349%	326%	196%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II (Destiny Plan), a unit investment trust with two series.

On March 17, 2005, The Board of Trustees approved the creation of additional classes of Destiny II: Class T, Class B, Class C, and Institutional Class. The offering of these new classes is expected to occur in July 2005. At the same time Class N will be renamed Class A. Each class will differ with respect to its distribution and service plan and sales load arrangement. Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 238,862,238
Unrealized depreciation	(270,126,639)
Net unrealized appreciation (depreciation)	$ (31,264,401)
Cost for federal income tax purposes	$ 5,165,661,263

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,484,419,073 and $7,635,345,460, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $293,167. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 96,181	.00*
Class N	386,798	.32*
	$ 482,979

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,029,347 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $625,749 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,768,213 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class N	$ 1,747

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2005	Year ended September 30, 2004
From net investment income
Class O	$ 74,292,042	$ 37,037,797
Class N	2,031,458	154,087
Total	$ 76,323,500	$ 37,191,884

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2005	Year ended September 30, 2004	Six months ended March 31, 2005	Year ended September 30, 2004
Class O
Shares sold	12,766,932	27,510,342	$ 145,843,924	$ 296,503,239
Reinvestment of distributions	5,981,018	3,176,502	69,670,661	33,512,084
Shares redeemed	(30,533,295)	(40,198,116)	(347,756,508)	(434,680,135)
Net increase (decrease)	(11,785,345)	(9,511,272)	$ (132,241,923)	$ (104,664,812)
Class N
Shares sold	3,614,934	7,130,219	$ 40,514,108	$ 75,433,578
Reinvestment of distributions	168,924	8,588	1,935,063	89,154
Shares redeemed	(980,571)	(1,151,795)	(10,974,460)	(12,203,661)
Net increase (decrease)	2,803,287	5,987,012	$ 31,474,711	$ 63,319,071

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny II - Class N

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIIN-USAN-0505
1.791870.101

Fidelity®

Destiny Portfolios:

Destiny II - Class O

Semiannual Report

March 31, 2005

(destiny_logo)

Semiannual Report

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-433-0734 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period * October 1, 2004 to March 31, 2005
Class O
Actual	$ 1,000.00	$ 1,008.70	$ 3.10
HypotheticalA	$ 1,000.00	$ 1,021.84	$ 3.13
Class N
Actual	$ 1,000.00	$ 1,005.50	$ 5.85
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 5.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.62%
Class N	1.17%

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investment Changes

Top Ten Equity Holdings
as of March 31, 2005	as of September 30, 2004
Microsoft Corp.	Verizon Communications, Inc.
American International Group, Inc.	SBC Communications, Inc.
SBC Communications, Inc.	SLM Corp.
Altria Group, Inc.	Pfizer, Inc.
Verizon Communications, Inc.	UnitedHealth Group, Inc.
SLM Corp.	BellSouth Corp.
General Electric Co.	Lockheed Martin Corp.
Roche Holding AG (participation certificate)	Roche Holding AG (participation certificate)
Procter & Gamble Co.	Northrop Grumman Corp.
Honeywell International, Inc.	Microsoft Corp.
Top Five Market Sectors
as of March 31, 2005	% of fund's net assets	as of September 30, 2004	% of fund's net assets
Financials	15.9	Health Care	24.5
Consumer Staples	14.5	Telecommunication Services	15.6
Information Technology	14.3	Industrials	11.9
Industrials	12.7	Consumer Staples	10.5
Consumer Discretionary	11.3	Consumer Discretionary	7.6
Asset Allocation (% of fund's net assets)
As of March 31, 2005 *		As of September 30, 2004 **
	Stocks 90.8%		Stocks 91.4%
	Convertible Securities 0.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 8.8%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	10.2%	** Foreign investments	13.2%

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.8%
Michelin SA (Compagnie Generale des Etablissements) Series B	633,060	$ 41,604,624
Automobiles - 0.3%
Monaco Coach Corp.	43,500	702,525
Toyota Motor Corp. ADR (d)	168,300	12,518,154
		13,220,679
Hotels, Restaurants & Leisure - 1.7%
Gaylord Entertainment Co. (a)	128,500	5,191,400
International Game Technology	1,875,200	49,992,832
Sportingbet PLC (a)	1,899,300	9,601,116
Vail Resorts, Inc. (a)	42,200	1,065,550
WMS Industries, Inc. (a)	773,500	21,781,760
		87,632,658
Household Durables - 1.4%
Sony Corp.	1,717,200	68,722,342
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	527,600	18,080,852
Leisure Equipment & Products - 0.6%
Brunswick Corp.	415,900	19,484,915
Hasbro, Inc.	643,200	13,153,440
		32,638,355
Media - 3.3%
Clear Channel Communications, Inc.	738,600	25,459,542
Cumulus Media, Inc. Class A (a)	1,346,357	19,185,587
EchoStar Communications Corp. Class A	569,390	16,654,658
Entercom Communications Corp. Class A (a)	105,700	3,754,464
Getty Images, Inc. (a)	105,000	7,466,550
Lamar Advertising Co. Class A (a)	2,000,764	80,610,782
Pixar (a)	1,922	187,491
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,289,500
XM Satellite Radio Holdings, Inc. Class A (a)	342,900	10,801,350
		167,409,924
Specialty Retail - 2.7%
Electronics Boutique Holding Corp. (a)	569,900	24,488,603
GameStop Corp. Class A (a)	1,118,600	24,788,176
Monro Muffler Brake, Inc. (a)(e)	698,638	18,031,847
Staples, Inc.	1,811,600	56,938,588
Urban Outfitters, Inc. (a)	295,300	14,165,541
		138,412,755
Textiles, Apparel & Luxury Goods - 0.1%
Ashworth, Inc. (a)	429,900	4,896,561
TOTAL CONSUMER DISCRETIONARY		572,618,750

	Shares	Value (Note 1)
CONSUMER STAPLES - 14.5%
Beverages - 0.9%
The Coca-Cola Co.	1,054,900	$ 43,957,683
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	1,842,900	92,347,719
Food Products - 2.7%
Bunge Ltd.	131,160	7,066,901
Groupe Danone	422,000	41,983,593
Hormel Foods Corp.	598,465	18,618,246
Kellogg Co.	170,000	7,355,900
Kraft Foods, Inc. Class A	888,500	29,364,925
The J.M. Smucker Co.	612,880	30,827,864
		135,217,429
Household Products - 3.7%
Colgate-Palmolive Co.	1,354,000	70,638,180
Procter & Gamble Co.	2,236,800	118,550,400
		189,188,580
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	128,450	5,777,681
Tobacco - 5.3%
Altria Group, Inc.	3,206,800	209,692,652
Loews Corp. - Carolina Group	1,347,400	44,598,940
UST, Inc.	337,000	17,422,900
		271,714,492
TOTAL CONSUMER STAPLES		738,203,584
ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Halliburton Co.	531,400	22,983,050
Oil & Gas - 0.0%
Quicksilver Resources, Inc. (a)	43,900	2,139,247
TOTAL ENERGY		25,122,297
FINANCIALS - 15.9%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	252,900	27,816,471
T. Rowe Price Group, Inc.	844,705	50,158,583
		77,975,054
Commercial Banks - 1.0%
Bank of America Corp.	217,700	9,600,570
Boston Private Financial Holdings, Inc.	24,869	590,639
Uniao de Bancos Brasileiros SA (Unibanco) unit	2,069,200	14,298,404
Wachovia Corp.	477,400	24,304,434
		48,794,047
Consumer Finance - 2.9%
SLM Corp.	2,958,300	147,441,672
Insurance - 10.0%
ACE Ltd.	1,458,418	60,188,911
AFLAC, Inc.	1,889,400	70,399,044
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	1,095,600	$ 81,896,100
American International Group, Inc.	4,473,500	247,876,635
Endurance Specialty Holdings Ltd.	203,100	7,685,304
Scottish Re Group Ltd.	255,360	5,750,707
St. Paul Travelers Companies, Inc.	799,100	29,350,943
W.R. Berkley Corp.	74,000	3,670,400
		506,818,044
Real Estate - 0.5%
Spirit Finance Corp. (f)	2,489,700	27,038,142
TOTAL FINANCIALS		808,066,959
HEALTH CARE - 8.5%
Biotechnology - 0.4%
Gilead Sciences, Inc. (a)	21,100	755,380
Millennium Pharmaceuticals, Inc. (a)	631,800	5,319,756
ONYX Pharmaceuticals, Inc. (a)	147,800	4,633,530
OSI Pharmaceuticals, Inc. (a)	226,200	9,351,108
		20,059,774
Health Care Equipment & Supplies - 1.7%
BioLase Technology, Inc. (d)	664,200	5,645,700
Guidant Corp.	1,057,500	78,149,250
		83,794,950
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	714,400	68,139,472
Pharmaceuticals - 5.1%
Cipla Ltd.	294,532	1,725,044
Johnson & Johnson	394,600	26,501,336
Novartis AG sponsored ADR	526,300	24,620,314
Pfizer, Inc.	3,216,600	84,500,082
Roche Holding AG (participation certificate)	1,152,217	123,460,420
		260,807,196
TOTAL HEALTH CARE		432,801,392
INDUSTRIALS - 12.7%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	2,898,900	107,868,069
Northrop Grumman Corp.	574,000	30,984,520
The Boeing Co.	801,900	46,879,074
		185,731,663
Airlines - 3.0%
AirTran Holdings, Inc. (a)(d)	4,192,500	37,942,125
AMR Corp. (a)(d)	1,276,100	13,654,270
Delta Air Lines, Inc. (a)(d)(e)	9,134,340	36,994,077
Northwest Airlines Corp. (a)(d)(e)	6,895,292	46,129,503
Southwest Airlines Co.	1,273,400	18,133,216
		152,853,191

	Shares	Value (Note 1)
Electrical Equipment - 0.1%
Energy Conversion Devices, Inc. (a)(d)	262,898	$ 5,975,672
Industrial Conglomerates - 3.6%
General Electric Co.	4,010,100	144,604,206
Tyco International Ltd.	1,181,700	39,941,460
		184,545,666
Machinery - 2.0%
Caterpillar, Inc.	463,900	42,419,016
Deere & Co.	636,500	42,728,245
ITT Industries, Inc.	65,000	5,865,600
Manitowoc Co., Inc.	322,500	13,025,775
		104,038,636
Marine - 0.3%
Alexander & Baldwin, Inc.	325,623	13,415,668
TOTAL INDUSTRIALS		646,560,496
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 3.5%
CIENA Corp. (a)(e)	35,838,400	61,642,048
Corning, Inc. (a)	7,251,600	80,710,308
Finisar Corp. (a)(d)(e)	15,837,900	19,797,375
JDS Uniphase Corp. (a)	8,417,700	14,057,559
Juniper Networks, Inc. (a)	9,800	216,188
		176,423,478
Computers & Peripherals - 1.4%
Dell, Inc. (a)	25,200	968,184
Diebold, Inc.	653,914	35,867,183
EMC Corp. (a)	212,000	2,611,840
Fujitsu Ltd.	1,685,000	10,120,214
Western Digital Corp. (a)	1,750,900	22,323,975
		71,891,396
Electronic Equipment & Instruments - 0.3%
Applied Films Corp. (a)	8,400	194,208
Symbol Technologies, Inc.	1,154,600	16,730,154
		16,924,362
Internet Software & Services - 0.0%
Akamai Technologies, Inc. (a)	22,100	281,333
Yahoo!, Inc. (a)	6,800	230,520
		511,853
IT Services - 0.0%
Anteon International Corp. (a)	21,100	821,423
Infosys Technologies Ltd.	21,771	1,125,163
		1,946,586
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	63,300	2,287,662
Applied Materials, Inc.	8,400	136,500
ASML Holding NV (NY Shares) (a)	84,400	1,415,388
Cymer, Inc. (a)	156,300	4,184,151
Integrated Circuit Systems, Inc. (a)	9,298	177,778
Integrated Device Technology, Inc. (a)	86,300	1,038,189
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	210,410	$ 4,887,824
KLA-Tencor Corp.	8,400	386,484
NVIDIA Corp. (a)	337,600	8,021,376
PMC-Sierra, Inc. (a)	2,679,800	23,582,240
Samsung Electronics Co. Ltd.	90	44,403
Silicon Laboratories, Inc. (a)	47,700	1,417,167
Teradyne, Inc. (a)	721,200	10,529,520
United Microelectronics Corp. sponsored ADR	844,889	2,847,276
Volterra Semiconductor Corp. (d)	219,400	2,961,900
Xilinx, Inc.	168,800	4,934,024
		68,851,882
Software - 7.3%
Activision, Inc. (a)	649,399	9,611,105
BEA Systems, Inc. (a)	2,102,400	16,756,128
Electronic Arts, Inc. (a)	605,000	31,326,900
Macrovision Corp. (a)	485,700	11,069,103
Microsoft Corp.	11,965,446	289,204,829
NDS Group PLC sponsored ADR (a)	186,800	6,487,564
TIBCO Software, Inc. (a)	1,054,800	7,858,260
		372,313,889
TOTAL INFORMATION TECHNOLOGY		708,863,446
MATERIALS - 4.5%
Chemicals - 1.8%
Monsanto Co.	1,395,800	90,029,100
Metals & Mining - 2.7%
Glamis Gold Ltd. (a)	2,697,200	41,883,096
High River Gold Mines Ltd. (a)	2,102,700	2,781,809
IAMGOLD Corp.	1,851,800	11,407,235
Meridian Gold, Inc. (a)	1,513,400	25,527,832
Newmont Mining Corp.	1,329,500	56,171,375
		137,771,347
TOTAL MATERIALS		227,800,447
TELECOMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 9.0%
BellSouth Corp. (d)	2,110,300	55,479,787
SBC Communications, Inc.	9,288,500	220,044,565
Verizon Communications, Inc.	5,064,000	179,772,000
		455,296,352
TOTAL COMMON STOCKS (Cost $4,619,327,470)		4,615,333,723
Preferred Stocks - 0.0%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	$ 0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(g) (Cost $1,807,550)	255,000	219,300
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	20,346,150
TOTAL CONVERTIBLE BONDS (Cost $21,176,166)		20,346,150
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 2.73% (b)	436,226,626	436,226,626
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	62,271,063	62,271,063
TOTAL MONEY MARKET FUNDS (Cost $498,497,689)		498,497,689
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,140,808,875)		5,134,396,862
NET OTHER ASSETS - (1.0)%		(50,606,056)
NET ASSETS - 100%		$ 5,083,790,806
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,038,142 or 0.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,300 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Switzerland	2.9%
Japan	1.9%
France	1.6%
Canada	1.6%
Bermuda	1.4%
Others (individually less than 1%)	0.8%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 33,106,392	$ 46,484,812	$ -	$ -	$ 61,642,048
Delta Air Lines, Inc.	17,629,662	25,692,577	-	-	36,994,077
Dendreon Corp.	9,676,546	20,340,389	22,661,492	-	-
Finisar Corp.	-	26,662,670	-	-	19,797,375
Monro Muffler Brake, Inc.	8,144,129	8,713,178	-	-	18,031,847
Northwest Airlines Corp.	-	66,059,957	1,403,469	-	46,129,503
Total	$ 68,556,729	$ 193,953,583	$ 24,064,961	$ -	$ 182,594,850
Income Tax Information
At September 30, 2004, the fund had a capital loss carryforward of approximately $173,569,254 of which $61,881,559 and $111,687,695 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	March 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,780,293) (cost $5,140,808,875) - See accompanying schedule		$ 5,134,396,862
Foreign currency held at value (cost $13)		16
Receivable for investments sold		84,449,987
Receivable for fund shares sold		144,915
Dividends receivable		6,229,553
Interest receivable		1,246,202
Prepaid expenses		18,176
Other affiliated receivables		23,689
Other receivables		1,617,318
Total assets		5,228,126,718

Liabilities
Payable for investments purchased	$ 76,183,060
Payable for fund shares redeemed	2,872,048
Accrued management fee	2,483,398
Distribution fees payable	52,024
Other affiliated payables	425,260
Other payables and accrued expenses	49,059
Collateral on securities loaned, at value	62,271,063
Total liabilities		144,335,912

Net Assets		$ 5,083,790,806
Net Assets consist of:
Paid in capital		$ 5,070,439,589
Undistributed net investment income		19,235,478
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		530,245
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,414,506)
Net Assets		$ 5,083,790,806

Class O: Net Asset Value, offering price and redemption price per share ($4,838,068,696 ÷ 441,196,034 shares)		$ 10.97

Class N: Net Asset Value, offering price and redemption price per share ($245,722,110 ÷ 22,820,929 shares)		$ 10.77

Statement of Operations

	Six months ended March 31, 2005 (Unaudited)

Investment Income
Dividends		$ 42,929,956
Special Dividends		21,063,738
Interest		5,061,066
Security lending		1,943,389
Total income		70,998,149

Expenses
Management fee	$ 15,395,845
Transfer agent fees	482,979
Distribution fees	293,167
Accounting and security lending fees	668,017
Independent trustees' compensation	14,481
Appreciation in deferred trustee compensation account	6,916
Custodian fees and expenses	263,234
Registration fees	12,052
Audit	48,826
Legal	6,447
Miscellaneous	34,018
Total expenses before reductions	17,225,982
Expense reductions	(3,769,960)	13,456,022
Net investment income (loss)		57,542,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(13,175,836) from affiliated issuers and net of foreign taxes of $2,033,923)	226,990,990
Foreign currency transactions	(431,247)
Total net realized gain (loss)		226,559,743
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,164,334)	(237,605,042)
Assets and liabilities in foreign currencies	2,546
Total change in net unrealized appreciation (depreciation)		(237,602,496)
Net gain (loss)		(11,042,753)
Net increase (decrease) in net assets resulting from operations		$ 46,499,374

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2005 (Unaudited)	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,542,127	$ 56,604,027
Net realized gain (loss)	226,559,743	266,670,310
Change in net unrealized appreciation (depreciation)	(237,602,496)	198,286,124
Net increase (decrease) in net assets resulting from operations	46,499,374	521,560,461
Distributions to shareholders from net investment income	(76,323,500)	(37,191,884)
Share transactions - net increase (decrease)	(100,767,212)	(41,345,741)
Total increase (decrease) in net assets	(130,591,338)	443,022,836

Net Assets
Beginning of period	5,214,382,144	4,771,359,308
End of period (including undistributed net investment income of $19,235,478 and undistributed net investment income of $38,016,851, respectively)	$ 5,083,790,806	$ 5,214,382,144

Financial Highlights - Class O

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76
Income from Investment Operations
Net investment income (loss) E	.12F	.12	.08	.09	.08	.06
Net realized and unrealized gain (loss)	(.01)	.97	1.63	(1.73)	(4.19)	2.85
Total from investment operations	.11	1.09	1.71	(1.64)	(4.11)	2.91
Distributions from net investment income	(.17)	(.08)	(.09)	(.10)	(.08)	(.11)
Distributions from net realized gain	-	-	-	-	(1.80)	(1.43)
Total distributions	(.17)	(.08)	(.09)	(.10)	(1.88)	(1.54)
Net asset value, end of period	$ 10.97	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Total Return B, C, D	.87%	10.91%	20.45%	(16.39)%	(27.64)%	20.25%
Ratios to Average Net AssetsG
Expenses before expense reductions	.62%A	.61%	.62%	.61%	.60%	.58%
Expenses net of voluntary waivers, if any	.62%A	.61%	.62%	.61%	.60%	.58%
Expenses net of all reductions	.48%A	.55%	.50%	.43%	.55%	.56%
Net investment income (loss)	2.17%A, F	1.13%	.88%	.86%	.67%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,838,069	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725	$ 6,242,943
Portfolio turnover rate	299%A	212%	349%	326%	196%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.38%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended March 31, 2005	Years ended September 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Income from Investment Operations
Net investment income (loss) E	.09 F	.04	- H	- H	(.03)	(.08)
Net realized and unrealized gain (loss)	(.02)	.96	1.59	(1.70)	(4.14)	2.83
Total from investment operations	.07	1.00	1.59	(1.70)	(4.17)	2.75
Distributions from net investment income	(.10)	(.01)	(.03)	(.02)	-	(.10)
Distributions from net realized gain	-	-	-	-	(1.80)	(1.43)
Total distributions	(.10)	(.01)	(.03)	(.02)	(1.80)	(1.53)
Net asset value, end of period	$ 10.77	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Total Return B, C, D	.55%	10.20%	19.30%	(17.10)%	(28.32)%	19.13%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A	1.34%	1.49%	1.48%	1.50%	1.45%
Expenses net of voluntary waivers, if any	1.17% A	1.34%	1.49%	1.48%	1.50%	1.45%
Expenses net of all reductions	1.03% A	1.27%	1.37%	1.30%	1.44%	1.43%
Net investment income (loss)	1.61% A, F	.40%	-%	(.01)%	(.23)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 245,722	$ 216,223	$ 137,691	$ 65,844	$ 38,389	$ 19,225
Portfolio turnover rate	299% A	212%	349%	326%	196%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as a diversified open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II (Destiny Plan), a unit investment trust with two series.

On March 17, 2005, The Board of Trustees approved the creation of additional classes of Destiny II: Class T, Class B, Class C, and Institutional Class. The offering of these new classes is expected to occur in July 2005. At the same time Class N will be renamed Class A. Each class will differ with respect to its distribution and service plan and sales load arrangement. Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 238,862,238
Unrealized depreciation	(270,126,639)
Net unrealized appreciation (depreciation)	$ (31,264,401)
Cost for federal income tax purposes	$ 5,165,661,263

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $7,484,419,073 and $7,635,345,460, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees at the annual rate of up to .25% of Class N's average net assets. For the period, the total amount paid to FDC was $293,167. In addition, FDC may pay financial intermediaries for providing shareholder support services.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Destiny Plan payment amounts or per transaction that may not exceed an annualized rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC, were as follows:

	Amount	% of Average Net Assets
Class O	$ 96,181	.00*
Class N	386,798	.32*
	$ 482,979

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,029,347 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $625,749 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,768,213 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class N	$ 1,747

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2005	Year ended September 30, 2004
From net investment income
Class O	$ 74,292,042	$ 37,037,797
Class N	2,031,458	154,087
Total	$ 76,323,500	$ 37,191,884

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2005	Year ended September 30, 2004	Six months ended March 31, 2005	Year ended September 30, 2004
Class O
Shares sold	12,766,932	27,510,342	$ 145,843,924	$ 296,503,239
Reinvestment of distributions	5,981,018	3,176,502	69,670,661	33,512,084
Shares redeemed	(30,533,295)	(40,198,116)	(347,756,508)	(434,680,135)
Net increase (decrease)	(11,785,345)	(9,511,272)	$ (132,241,923)	$ (104,664,812)
Class N
Shares sold	3,614,934	7,130,219	$ 40,514,108	$ 75,433,578
Reinvestment of distributions	168,924	8,588	1,935,063	89,154
Shares redeemed	(980,571)	(1,151,795)	(10,974,460)	(12,203,661)
Net increase (decrease)	2,803,287	5,987,012	$ 31,474,711	$ 63,319,071

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny II - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIIO-USAN-0505
1.791868.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005